Stock Options (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Outstanding	The outstanding options at December 31, 2021 consisted of the following:

	Number of Shares	Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding EVTDS at December 31, 2020	—	—	—
Options acquired in Merger	12,992,857	$0.29	4.61
Exercised	(5,750,713)	$0.12
Cancelled / Forfeited at $0.12 Exercise Price	(67,144)	$0.12
Cancelled / Forfeited at $0.45 Exercise Price	(210,000)	$0.45
Cancelled / Forfeited at $1.31 Exercise Price	(195,000)	$1.31
Subtotal, as follows:	6,770,000
Outstanding Options at $0.12 Exercise Price	1,000,000	$0.12	0.21
Outstanding Options at $0.45 Exercise Price	5,635,000	$0.45	8.20
Outstanding Options at $1.31 Exercise Price	135,000	$1.31	6.30
Outstanding at December 31, 2021	6,770,000	$0.42	6.98